Related party transactions (Details Textual)	12 Months Ended
	Dec. 31, 2017 CAD ($) Number	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 CAD ($) Number	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Disclosure of related party transactions [Line Items]
Amounts payable, related party transactions	$ 82,257	$ 97,344	$ 97,344	$ 97,344
Number of share options exercised in share-based payment arrangement | Number			(152,000)
Minco Silver Corporation [Member]
Disclosure of related party transactions [Line Items]
Amounts receivable, related party transactions	27,523
Amounts payable, related party transactions		205,145	$ 205,145	205,145
Minco Base Metals Corporation [Member]
Disclosure of related party transactions [Line Items]
Amounts receivable, related party transactions	11,422	18,527	18,527	18,527
Minco Silver Corp [Member]
Disclosure of related party transactions [Line Items]
Amounts payable, related party transactions	27,523	205,145	$ 205,145	$ 205,145
Payments for rentS	106,991	101,377			$ 101,701
Payments for shared head office expenses and administration costs	$ 302,289	$ 304,788			$ 563,588
Number of share options exercised in share-based payment arrangement	(458,335)		(1,305,000)	387,048